Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000069664
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000077948
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
C000017204
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017223
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017251
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017245
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017214
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017231
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017232
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
Without Sales Load [Member] | C000069664
Average Annual Return [Line Items]
Average Annual Return, Percent	10.50%	5.29%	4.89%
Without Sales Load [Member] | C000077948
Average Annual Return [Line Items]
Average Annual Return, Percent	10.03%	4.88%	4.52%
Without Sales Load [Member] | C000017204
Average Annual Return [Line Items]
Average Annual Return, Percent	17.19%	12.30%	8.17%
Without Sales Load [Member] | C000017223
Average Annual Return [Line Items]
Average Annual Return, Percent	15.80%	6.49%	7.43%
Without Sales Load [Member] | C000017251
Average Annual Return [Line Items]
Average Annual Return, Percent	8.94%	4.25%	6.00%
Without Sales Load [Member] | C000017245
Average Annual Return [Line Items]
Average Annual Return, Percent	18.92%	3.13%	7.37%
Without Sales Load [Member] | C000017214
Average Annual Return [Line Items]
Average Annual Return, Percent	8.11%	2.05%	7.34%
Without Sales Load [Member] | C000017231
Average Annual Return [Line Items]
Average Annual Return, Percent	18.21%	9.66%	7.57%
Without Sales Load [Member] | C000017232
Average Annual Return [Line Items]
Average Annual Return, Percent	17.85%	9.27%	7.18%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.13%	10.71%	11.42%
DWS Index: MSCI ACWI All Cap Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.13%	10.71%	11.42%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.37%	13.59%	14.59%
DWS Index: MSCI AlCWI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
DWS Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
DWS Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
DWS Index: Russell 3000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
DWS Index: Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.07%	8.48%	9.28%
DWS Index: Bloomberg Global Aggregate Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.17%	(2.15%)	1.26%
DWS Index: Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.07%	8.48%	9.28%
DWS Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
DWS Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
DWS Index: Blended Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.40%	6.82%	8.20%
DWS Index: ICE BofA U.S. High Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.50%	4.50%	6.44%
DWS Index: Russell 2500™ Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.31%	2.98%	10.55%
DWS Index: Russell 2500™ Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.73%	10.02%	9.72%
DWS Index: Russell 2500™ Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.73%	10.02%	9.72%